Revenue from services provided to customers (Tables)	6 Months Ended
Sep. 30, 2022
Revenue from Contract with Customer [Abstract]
Revenues by types of service
The following table presents revenue earned by Nomura from providing services to customers by relevant line item in the consolidated statements of income for the six and three months ended September 30, 2021 and 2022.

	Millions of yen
	Six months ended September 30
	2021	2022
Commissions	¥174,522	¥138,583
Fees from investment banking	69,604	51,474
Asset management and portfolio service fees	131,237	137,288
Other revenue	17,641	21,015

Total	¥393,004	¥348,360

	Millions of yen
	Three months ended September 30
	2021	2022
Commissions	¥91,636	¥68,152
Fees from investment banking	33,901	24,189
Asset management and portfolio service fees	67,193	69,038
Other revenue	9,278	10,563

Total	¥202,008	¥171,942

Schedule Of Disaggregation Of Brokerage Commissions Revenue
Commissions represent revenue principally from trade execution, clearing services and distribution of fund units provided by the Wholesale and Retail divisions generated approximately equally across the divisions. The following table shows a breakdown of Commissions for the six and three months ended September 30, 2021 and 2022.

	Millions of yen
	Six months ended September 30
	2021	2022
Brokerage commissions	¥125,958	¥96,820
Fund unit distribution fees	25,573	13,924
Other commissions	22,991	27,839

Total	¥174,522	¥138,583

	Millions of yen
	Three months ended September 30
	2021	2022
Brokerage commissions	¥67,725	¥48,454
Fund unit distribution fees	11,166	6,409
Other commissions	12,745	13,289

Total	¥91,636	¥68,152

Schedule Of Disaggregation Of Investment Banking Revenue	The following table shows the breakdown of Fees from investment banking for the six and three months ended September 30, 2021 and 2022.

	Millions of yen
	Six months ended September 30
	2021	2022
Equity underwriting and distribution fees	¥20,231	¥5,316
Debt underwriting and distribution fees	13,445	11,215
Financial advisory fees	26,776	28,310
Other fees	9,152	6,633

Total	¥69,604	¥51,474

	Millions of yen
	Three months ended September 30
	2021	2022
Equity underwriting and distribution fees	¥10,276	¥1,603
Debt underwriting and distribution fees	6,123	4,517
Financial advisory fees	13,661	14,279
Other fees	3,841	3,790

Total	¥33,901	¥24,189

Schedule Of Disaggregation Of Asset Management Fees And Custody Fee
The following table shows the breakdown of Asset management and portfolio service fees for the six and three months ended September 30, 2021 and 2022.

	Millions of yen
	Six months ended September 30
	2021	2022
Asset management fees	¥82,579	¥86,917
Administration fees	39,266	38,578
Custodial fees	9,392	11,793

Total	¥131,237	¥137,288

	Millions of yen
	Three months ended September 30
	2021	2022
Asset management fees	¥41,994	¥43,197
Administration fees	20,361	19,623
Custodial fees	4,838	6,218

Total	¥67,193	¥69,038

Customer contract receivables, customer contract assets and customer contract liabilities
The following table presents the balances of customer contract receivables and contract liabilities in scope of ASC 606. The amount of contract assets as of March 31, 2022 and September 30, 2022 was not significant.

	Millions of yen
	March 31, 2022	September 30, 2022
Customer contract receivables	¥88,621	¥89,544
Contract liabilities (1)	3,834	4,838

(1)	Contract liabilities primarily rise from investment advisory services and are recognized over the term of the contract based on time elapsed.
The balance of contract liabilities as of March 31, 2021 and 2022 were recognized as revenue for the six months ended September 30, 2021 and 2022, respectively.